Eaton Vance
Focused Growth Opportunities Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Aerospace & Defense — 1.3%
TransDigm Group, Inc.	1,238	$ 1,557,800
		$ 1,557,800
Beverages — 1.3%
Coca-Cola Co.	18,916	$ 1,494,553
		$ 1,494,553
Biotechnology — 1.7%
AbbVie, Inc.	9,311	$ 2,027,191
		$ 2,027,191
Broadline Retail — 7.1%
Amazon.com, Inc.(1)	30,812	$ 8,338,960
		$ 8,338,960
Building Products — 1.6%
AAON, Inc.(2)	13,688	$ 1,919,058
		$ 1,919,058
Capital Markets — 3.3%
Evercore, Inc., Class A	3,076	$ 1,048,485
LPL Financial Holdings, Inc.	4,407	1,206,505
Tradeweb Markets, Inc., Class A	16,101	1,614,125
		$ 3,869,115
Commercial Services & Supplies — 1.3%
Waste Connections, Inc.	9,999	$ 1,490,051
		$ 1,490,051
Communications Equipment — 1.8%
Arista Networks, Inc.(1)	12,978	$ 2,069,602
		$ 2,069,602
Construction & Engineering — 1.5%
Quanta Services, Inc.	2,491	$ 1,772,919
		$ 1,772,919
Consumer Staples Distribution & Retail — 0.7%
Walmart, Inc.	6,597	$ 763,603
		$ 763,603
Security	Shares	Value
Electrical Equipment — 1.2%
AMETEK, Inc.	6,346	$ 1,433,244
		$ 1,433,244
Entertainment — 2.3%
Netflix, Inc.(1)	31,910	$ 2,744,898
		$ 2,744,898
Health Care Equipment & Supplies — 0.6%
Intuitive Surgical, Inc.(1)	1,692	$ 718,491
		$ 718,491
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	762	$ 289,796
		$ 289,796
Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	5,331	$ 2,002,324
		$ 2,002,324
Interactive Media & Services — 11.5%
Alphabet, Inc., Class C	22,304	$ 8,395,895
Meta Platforms, Inc., Class A	8,092	5,118,271
		$ 13,514,166
Pharmaceuticals — 4.7%
Eli Lilly & Co.	3,954	$ 4,369,170
Merck & Co., Inc.	9,553	1,134,132
		$ 5,503,302
Semiconductors & Semiconductor Equipment — 25.1%
Broadcom, Inc.	19,576	$ 8,745,970
Lam Research Corp.	11,580	3,684,524
NVIDIA Corp.	80,410	16,977,767
		$ 29,408,261
Software — 16.2%
Fair Isaac Corp.(1)	1,286	$ 1,608,259
Intuit, Inc.	2,803	929,279
Microsoft Corp.	26,676	12,010,602
Palo Alto Networks, Inc.(1)	9,102	2,563,942
Synopsys, Inc.(1)	3,886	1,848,259
		$ 18,960,341
Specialty Retail — 3.5%
Burlington Stores, Inc.(1)	5,574	$ 1,805,028

Eaton Vance
Focused Growth Opportunities Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc.	15,234	$ 2,357,462
		$ 4,162,490
Technology Hardware, Storage & Peripherals — 10.7%
Apple, Inc.	40,275	$ 12,568,217
		$ 12,568,217
Total Common Stocks (identified cost $45,411,449)		$116,608,382

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.54%(3)	907,276	$ 907,276
Total Short-Term Investments (identified cost $907,276)		$ 907,276
Total Investments — 100.1% (identified cost $46,318,725)		$117,515,658
Other Assets, Less Liabilities — (0.1)%		$ (118,057)
Net Assets — 100.0%		$117,397,601
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2026. The aggregate market value of securities on loan at May 31, 2026 was $1,899,850 and the total market value of the collateral received by the Fund was $1,966,979, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2026.

The Fund did not have any open derivative instruments at May 31, 2026.
Affiliated Investments
At May 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $907,276, which represents 0.8% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,056,507	$2,081,667	$(2,230,898)	$ —	$ —	$907,276	$7,619	907,276
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Focused Growth Opportunities Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$116,608,382*	$ —	$ —	$116,608,382
Short-Term Investments	907,276	—	—	907,276
Total Investments	$117,515,658	$—	$—	$117,515,658
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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